Note 10 - Share Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Shares Available	Number of Options	Weighted Average
	For Grant	Outstanding	Exercise Price
Balance at December 31, 2025	10,443,566	7,556,434	$0.44
Granted	(216,448)	216,448	$1.13
Exercised	183,510	(183,510)	$0.23
Cancelled	18,726	(18,726)	$2.11
Balance at March 31, 2026	10,429,354	7,570,646	$0.66

	Shares Available For Grant	Number of Options Outstanding	Weighted Average Exercise Price
Balance at December 31, 2024	1,183,618	7,210,742	$0.49
Approved pool increase	9,605,640	-	-
Granted	(837,036)	837,036	2.14
Forfeited	107,323	(107,323)	0.23
Cancelled	384,021	(384,021)	0.83
Balance at December 31, 2025	10,443,566	7,556,434	$0.44

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Stock Price	$1.08	-	$1.69
Expected dividend yield		0%
Expected stock price volatility	162%	-	164%
Risk-free interest rate	3.73%	-	3.86%
Expected term (years)		6.08

Stock Price	$ 1.42
Expected dividend yield	-%
Expected stock price volatility	189%
Risk-free interest rate	4.69%
Expected term (years)	6.08
Stock Price	$ 8.70
Expected dividend yield	-%
Expected stock price volatility	146%
Risk-free interest rate	3.77%
Expected term (years)	6.08

Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three Months Ended March 31,
	2026	2025
Cost of revenue	$18	$1
Research and development	-	3
Selling, general and administrative	147	137
Total stock-based compensation	$165	$141

	Year Ended December 31,
	2025	2024
Cost of revenue	$58	$12
Research and development	61	13
Selling, general and administrative	635	861
Total stock-based compensation	$754	$886